Shareholder Fees - FidelitySeriesIntrinsicOpportunitiesFund-PRO	Sep. 28, 2024 USD ($)
FidelitySeriesIntrinsicOpportunitiesFund-PRO | Fidelity Series Intrinsic Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none